Operating Leases - Lease Costs (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Lease, Cost [Abstract]
Operating lease cost	$ 28,959	$ 18,831	$ 18,886
Variable lease cost	16,203	13,335	7,024
Short-term lease cost	938	483	603
Total lease cost	$ 46,100	$ 32,649	$ 26,513